Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Mar. 31, 2026
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss)
20. Accumulated Other Comprehensive Income (Loss)
Changes in each component of accumulated other comprehensive income (loss) attributable to ORIX Corporation Shareholders in fiscal 2024, 2025 and 2026 are as follows:

	Millions of yen
	Net unrealized gains (losses) on investment in securities	Impact of changes in policy liability discount rate	Debt valuation adjustments	Defined benefit pension plans	Foreign currency translation adjustments	Net unrealized gains (losses) on derivative instruments	Accumulated other comprehensive income (loss)
Balance at March 31, 2023	¥(183,034)	¥164,516	¥275	¥(3,617)	¥155,912	¥22,083	¥156,135

Net unrealized gains (losses) on investment in securities, net of tax of ¥27,906 million	(69,102)						(69,102)
Reclassification adjustment included in net income, net of tax of ¥(749) million	1,340						1,340
Impact of changes in policy liability discount rate, net of tax of ¥(32,471) million		93,269					93,269
Debt valuation adjustments, net of tax of ¥69 million			(177)				(177)
Reclassification adjustment included in net income, net of tax of ¥5 million			(14)				(14)
Defined benefit pension plans, net of tax of ¥(5,655) million				13,559			13,559
Reclassification adjustment included in net income, net of tax of ¥101 million				(266)			(266)
Foreign currency translation adjustments, net of tax of ¥35,593 million					163,062		163,062
Reclassification adjustment included in net income, net of tax of ¥(4,601) million					10,242		10,242
Net unrealized gains (losses) on derivative instruments, net of tax of ¥578 million						(2,928)	(2,928)
Reclassification adjustment included in net income, net of tax of ¥945 million						(2,947)	(2,947)

Total other comprehensive income (loss)	(67,762)	93,269	(191)	13,293	173,304	(5,875)	206,038

Transaction with noncontrolling interests	0	0	0	0	11	(176)	(165)

Less: Other Comprehensive Income (loss) Attributable to the Noncontrolling Interests	0	0	0	6	4,816	(175)	4,647

Less: Other Comprehensive Income Attributable to the Redeemable Noncontrolling Interests	10	0	0	0	203	0	213

Balance at March 31, 2024	¥(250,806)	¥257,785	¥84	¥9,670	¥324,208	¥16,207	¥357,148

Net unrealized gains (losses) on investment in securities, net of tax of ¥60,607 million	(152,264)						(152,264)
Reclassification adjustment included in net income, net of tax of ¥(347) million	(844)						(844)
Impact of changes in policy liability discount rate, net of tax of ¥(54,382) million		158,339					158,339
Debt valuation adjustments, net of tax of ¥12 million			(32)				(32)
Reclassification adjustment included in net income, net of tax of ¥1 million			(3)				(3)
Defined benefit pension plans, net of tax of ¥(2,244) million				5,572			5,572
Reclassification adjustment included in net income, net of tax of ¥181 million				(444)			(444)
Foreign currency translation adjustments, net of tax of ¥5,479 million					(37,786)		(37,786)
Reclassification adjustment included in net income, net of tax of ¥(7,963) million					17,726		17,726
Net unrealized gains (losses) on derivative instruments, net of tax of ¥3,076 million						(15,269)	(15,269)
Reclassification adjustment included in net income, net of tax of ¥(2,635) million						8,866	8,866

Total other comprehensive income (loss)	(153,108)	158,339	(35)	5,128	(20,060)	(6,403)	(16,139)

Transaction with noncontrolling interests	0	0	0	0	136	—	136

Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	0	0	0	7	(323)	213	(103)

Less: Other Comprehensive Loss Attributable to the Redeemable Noncontrolling Interests	0	0	0	0	(50)	0	(50)

Balance at March 31, 2025*	¥(403,914)	¥416,124	¥49	¥14,791	¥304,657	¥9,591	¥341,298

*
As of March 31, 2025, net unrealized gains (losses) on investment in securities contained ¥(61) million (net of tax of ¥16 million) of net unrealized gains (losses) in investment in securities related to available-for-sale
debt securities with allowance for credit losses.

	Millions of yen
	Net unrealized gains (losses) on investment in securities	Impact of changes in policy liability discount rate	Debt valuation adjustments	Defined benefit pension plans	Foreign currency translation adjustments	Net unrealized gains (losses) on derivative instruments	Accumulated other comprehensive income (loss)
Balance at March 31, 2025	¥(403,914)	¥416,124	¥49	¥14,791	¥304,657	¥9,591	¥341,298

Net unrealized gains (losses) on investment in securities, net of tax of ¥82,024 million	(199,534)						(199,534)
Reclassification adjustment included in net income, net of tax of ¥6,072 million	(14,915)						(14,915)
Impact of changes in policy liability discount rate, net of tax of ¥(100,702) million		299,258					299,258
Debt valuation adjustments, net of tax of ¥(82) million			202				202
Reclassification adjustment included in net income, net of tax of ¥4 million			(9)				(9)
Defined benefit pension plans, net of tax of ¥(7,846) million				17,501			17,501
Reclassification adjustment included in net income, net of tax of ¥135 million				(334)			(334)
Foreign currency translation adjustments, net of tax of ¥9,304 million					177,786		177,786
Reclassification adjustment included in net income, net of tax of ¥2,741 million					(5,850)		(5,850)
Net unrealized gains (losses) on derivative instruments, net of tax of ¥(2,130) million						(778)	(778)
Reclassification adjustment included in net income, net of tax of ¥1,114 million						(2,062)	(2,062)

Total other comprehensive income (loss)	(214,449)	299,258	193	17,167	171,936	(2,840)	271,265

Transaction with noncontrolling interests	0	0	0	0	28	0	28

Less: Other Comprehensive Income Attributable to the Noncontrolling Interests	0	0	0	5	3,816	129	3,950

Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	(12)	0	0	0	3,543	0	3,531

Balance at March 31, 2026*	¥(618,351)	¥715,382	¥242	¥31,953	¥469,262	¥6,622	¥605,110

*
As of March 31, 2026, net unrealized gains (losses) on investment in securities contained ¥
(171)
 million (net of tax of ¥53 million) of net unrealized gains (losses) in investment in securities related to available-for-sale
debt securities with allowance for credit losses.

Amounts reclassified to net income from accumulated other comprehensive income (loss) for fiscal 2024, 2025 and 2026 are as follows:

	Fiscal Year ended March 31, 2024
Details about accumulated other comprehensive income components	Reclassification adjustment included in net income	Consolidated statements of income caption
	Millions of yen
Net unrealized gains (losses) on investment in securities
Sales of debt securities	¥231	Gains on investment securities and dividends
Sales of debt securities	(7,184)	Life insurance premiums and related investment income
Amortization of debt securities	756	Finance revenues
Amortization of debt securities	4,108	Life insurance premiums and related investment income

	(2,089)	Total before income tax
	749	Income tax (expense) or benefit

	¥(1,340)	Net of tax

Debt valuation adjustments
Fulfillment of policy liabilities and amortization of policy account balances	¥19	Life insurance costs

	19	Total before income tax
	(5)	Income tax (expense) or benefit

	¥14	Net of tax

Defined benefit pension plans
Amortization of prior service credit	¥438	See Note 17 “Pension Plans”
Amortization of net actuarial loss	(70)	See Note 17 “Pension Plans”
Amortization of transition obligation	(1)	See Note 17 “Pension Plans”

	367	Total before income tax
	(101)	Income tax (expense) or benefit

	¥266	Net of tax

Foreign currency translation adjustments
Foreign exchange contracts	¥(14,952)	Gains on sales of subsidiaries and equity method investments and liquidation losses, net/Interest expense
Sales or liquidation	109	Gains on sales of subsidiaries and equity method investments and liquidation losses, net

	(14,843)	Total before income tax
	4,601	Income tax (expense) or benefit

	¥(10,242)	Net of tax

Net unrealized gains (losses) on derivative instruments
Interest rate swap agreements	¥114	Interest expense
Foreign currency swap agreements	3,778	Interest expense/Other (income) and expense

	3,892	Total before income tax
	(945)	Income tax (expense) or benefit

	¥2,947	Net of tax

	Fiscal Year ended March 31, 2025
Details about accumulated other comprehensive income components	Reclassification adjustment included in net income	Consolidated statements of income caption
	Millions of yen
Net unrealized gains (losses) on investment in securities
Sales of debt securities	¥1,004	Gains on investment securities and dividends
Sales of debt securities	(9,010)	Life insurance premiums and related investment income
Amortization of debt securities	1,732	Finance revenues
Amortization of debt securities	6,771	Life insurance premiums and related investment income

	497	Total before income tax
	347	Income tax (expense) or benefit

	¥844	Net of tax

Debt valuation adjustments
Fulfillment of policy liabilities and amortization of policy account balances	¥4	Life insurance costs

	4	Total before income tax
	(1)	Income tax (expense) or benefit

	¥3	Net of tax

Defined benefit pension plans
Amortization of prior service credit	¥394	See Note 17 “Pension Plans”
Amortization of net actuarial loss	84	See Note 17 “Pension Plans”
Amortization of transition obligation	(1)	See Note 17 “Pension Plans”
Settlements	148	See Note 17 “Pension Plans”

	625	Total before income tax
	(181)	Income tax (expense) or benefit

	¥444	Net of tax

Foreign currency translation adjustments
Foreign exchange contracts	¥(26,592)	Gains on sales of subsidiaries and equity method investments and liquidation losses, net/Interest expense
Sales or liquidation	903	Gains on sales of subsidiaries and equity method investments and liquidation losses, net

	(25,689)	Total before income tax
	7,963	Income tax (expense) or benefit

	¥(17,726)	Net of tax

Net unrealized gains (losses) on derivative instruments
Interest rate swap agreements	¥446	Interest expense
Foreign exchange contracts	(694)	Interest expense

Foreign currency swap agreements	(11,239)	Interest expense/Other (income) and expense

Options held/written and other	(14)	Life insurance premiums and related investment income

	(11,501)	Total before income tax
	2,635	Income tax (expense) or benefit

	¥(8,866)	Net of tax

	Fiscal Year ended March 31, 2026
Details about accumulated other comprehensive income components	Reclassification adjustment included in net income	Consolidated statements of income caption
	Millions of yen
Net unrealized gains (losses) on investment in securities
Sales of debt securities	¥(3,943)	Gains on investment securities and dividends
Sales of debt securities	140	Life insurance premiums and related investment income
Amortization of debt securities	11,487	Finance revenues
Amortization of debt securities	13,508	Life insurance premiums and related investment income
Others	(205)	Write-downs of securities

	20,987	Total before income tax
	(6,072)	Income tax (expense) or benefit

	¥14,915	Net of tax

Debt valuation adjustments
Fulfillment of policy liabilities and amortization of policy account balances	¥13	Life insurance costs

	13	Total before income tax
	(4)	Income tax (expense) or benefit

	¥9	Net of tax

Defined benefit pension plans
Amortization of prior service credit	¥335	See Note 1 7 “Pension Plans”
Amortization of net actuarial loss	134	See Note 1 7 “Pension Plans”

	469	Total before income tax
	(135)	Income tax (expense) or benefit

	¥334	Net of tax

Foreign currency translation adjustments
Foreign exchange contracts	¥1,215	Gains on sales of subsidiaries and equity method investments and liquidation losses, net/Interest expense
Sales or liquidation	7,376	Gains on sales of subsidiaries and equity method investments and liquidation losses, net

	8,591	Total before income tax
	(2,741)	Income tax (expense) or benefit

	¥5,850	Net of tax

Net unrealized gains (losses) on derivative instruments
Interest rate swap agreements	¥1,186	Interest expense
Foreign exchange contracts	3,071	Interest expense/Other (income) and expense
Foreign currency swap agreements	(956)	Interest expense/Other (income) and expense
Options held/written and other	(125)	Life insurance premiums and related investment income

	3,176	Total before income tax
	(1,114)	Income tax (expense) or benefit

	¥2,062	Net of tax

Comprehensive income (loss) and its components attributable to ORIX Corporation and noncontrolling interests have been reported, net of tax, in the consolidated statements of changes in equity, and information about comprehensive income (loss) and its components attributable to redeemable noncontrolling interests is provided in Note 18 “Redeemable Noncontrolling Interests.” Total comprehensive income (loss) and its components have been reported, net of tax, in the consolidated statements of comprehensive income.